(Loss)/Earnings Per Share	12 Months Ended
Dec. 31, 2023
Earnings Per Share [Abstract]
(Loss)/Earnings per share
11.	(Loss)/Earnings per share
The Company calculates basic and diluted loss/earnings per share as follows:

	Year Ended December 31,
	2021	2022	2023
Numerator
Net (loss)/income	(3,639,979)	29,510,928	71,134,002
Less: Cumulative dividends on preferred shares	(140,246)	(1,740,983)	(2,130,254)

Less: Deemed dividend on warrant inducement (Note 8)	—	(2,943,675)	—

Less: Deemed divided from conversion of the Series C Preferred Shares (Note 9)	—	—	(6,507,789)

Less: Undistributed earnings allocated to non-vested shares	—	(61,906)	(2,508,399)

Net (loss)/income attributable to common shareholders, basic	(3,780,225)	24,764,364	59,987,560
Denominator
Weighted average number of shares outstanding, basic	318,351	8,559,000	18,601,539

Weighted average number of shares outstanding, diluted	318,351	8,593,575	22,933,671

(Loss)/Earnings per share, basic	(11.87)	2.89	3.22
(Loss)/Earnings per share, diluted	(11.87)	2.89	2.93

As of December 31, 2023, diluted earnings per share reflects the potential dilution from the incremental shares of the 631,250 unexercised options to acquire common shares, the 1,540,353 non-vested share awards that had dilutive effect and the potential dilution from the conversion of outstanding Series C Preferred Shares (Note 9) calculated with the “if converted” method by using the average closing market price over the period up to their conversion. Securities that could potentially dilute basic EPS in the future that were not included in the computation of diluted EPS, because to do so would have anti-dilutive effect, are any incremental shares of unexercised warrants that are out-of-the money as of the reporting date, calculated with the treasury stock method. As of December 31, 2023, the aggregate number of unexercised warrants was 10,810,267 (Note 8).
As of December 31, 2022, diluted earnings per share reflects the potential dilution from the incremental shares of the Class A warrants that had dilutive effect. The Company excluded the dilutive effect of 190,476 non-vested share awards in calculating dilutive EPS for its common shares as of December 31, 2022, as they were anti-dilutive.
There were no dilutive securities for the year ended December 31, 2021.
The weighted average number of shares outstanding was adjusted to reflect the reverse stock split effected on April 28, 2023 (Note 1).
The reported loss per common share calculations give retroactive effect to the issuance of the common shares as of January 1, 2021.